UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04379

Plan Investment Fund, Inc.

(Exact name of registrant as specified in charter)

2 Mid America Plaza

Suite 200

Oakbrook Terrace, Illinois 60181

(Address of principal executive offices)(Zip code)

ALEXANDER D. HUDSON

President and Chief Operating Officer

Plan Investment Fund, Inc.

2 Mid America Plaza, Suite 200

Oakbrook Terrace, Illinois 60181

(Name and Address of Agent for Service)

Copy to:

JOSEPH M. MANNON

Vedder Price P. C.

222 North LaSalle Street

Chicago, Illinois 60601

Registrant’s telephone number, including area code: (630) 472-7700

Date of fiscal year end: December 31

Date of reporting period: June 30, 2026

TABLE OF CONTENTS

Item 1.	Reports to Stockholders.

Item 2.	Code of Ethics.

Item 3.	Audit Committee Financial Expert.

Item 4.	Principal Accountant Fees and Services.

Item 5.	Audit Committee of Listed Registrants.

Item 6.	Investments.

Item 7.	Financials Statements and Financial Highlights for Open-End Management Investment Companies.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Item 13.	Portfolio Managers of Closed–End Management Investment Companies.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Item 15.	Submission of Matters to a Vote of Security Holders.

Item 16.	Controls and Procedures.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Item 18.	Recovery of Erroneously Awarded Compensation.

Item 19.	Exhibits.

Item 1. Reports to Stockholders.

Government Portfolio

PIFXX

 Semi-Annual Shareholder Report | as of June 30, 2026

This Semi-Annual Shareholder Report contains important information about the Government Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at www.pif.com/fund/government-portfolio. You can also request this information by contacting us at (800) 621-9215.

What were the Portfolio’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIFXX	$5	0.10%

Key Portfolio Statistics

June 30, 2026

Table Summary
Total Net Assets	$1,237,367,032
# of Portfolio Holdings	153

Portfolio Composition

% of Total Investments

Table Summary
Value	Value
Repurchase Agreements	44.2%
U.S. Government Sponsored Agency Obligations	28.1%
U.S. Treasury Obligations	27.7%

Where can I find additional information about the Portfolio?

If you wish to view additional information about the Portfolio, including the Portfolio's financial statements, month-end holdings, prospectus and statement of additional information, please visit www.pif.com/fund/government-portfolio.

tel: (800) 621-9215 | www.pif.com/fund/government-portfolio

 Semi-Annual Shareholder Report | as of June 30, 2026

Money Market Portfolio

PIMXX

 Semi-Annual Shareholder Report | as of June 30, 2026

This Semi-Annual Shareholder Report contains important information about the Money Market Portfolio (the "Portfolio") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at www.pif.com/fund/money-market-portfolio. You can also request this information by contacting us at (800) 621-9215.

What were the Portfolio’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMXX	$9	0.18%

Key Portfolio Statistics

June 30, 2026

Table Summary
Total Net Assets	$197,143,043
# of Portfolio Holdings	143

Portfolio Composition

% of Total Investments

Table Summary
Value	Value
Repurchase Agreements	33.8%
Bank Obligations - Certificate of Deposit	26.8%
Commercial Paper	26.4%
Time Deposits	8.6%
U.S. Treasury Obligations	3.5%
Non-U.S. Sub-Sovereign	0.5%
Variable Rate Demand Notes	0.4%

Where can I find additional information about the Portfolio?

If you wish to view additional information about the Portfolio, including the Portfolio's financial statements, month-end holdings, prospectus and statement of additional information, please visit www.pif.com/fund/money-market-portfolio.

tel: (800) 621-9215 | www.pif.com/fund/money-market-portfolio

 Semi-Annual Shareholder Report | as of June 30, 2026

Item 2. Code of Ethics.

This item is not applicable to this Semi-Annual Report.

Item 3. Audit Committee Financial Expert.

This item is not applicable to this Semi-Annual Report.

Item 4. Principal Accountant Fees and Services.

This item is not applicable to this Semi-Annual Report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6. Investments.

(a) Included as part of the financial statements filed under Item 7 of this Form N- CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Semi-Annual Financials and Other Information

June 30, 2026

(Unaudited)

ADMINISTRATOR BCS Financial Services Corporation 2 Mid America Plaza, Suite 200 Oakbrook Terrace, IL 60181 (800) 621-9215

Government Portfolio (Unaudited) Schedule of Investments June 30, 2026

Par Value	Issuer	Interest Rate	Maturity	Amortized Cost
TOTAL INVESTMENTS - 56.4%
U.S. TREASURY OBLIGATIONS - 28.0%
$ 1,095,000	U.S. Treasury Bill(1)	3.50%	07/02/26	$1,094,893
10,800,000	U.S. Treasury Bill(1)	3.48%	07/09/26	10,791,560
3,240,000	U.S. Treasury Bill(1)	3.60%	07/14/26	3,235,794
4,000,000	U.S. Treasury Bill(1)	3.60%	07/21/26	3,992,006
50,000,000	U.S. Treasury Bill(1)	3.63%	07/28/26	49,864,062
1,700,000	U.S. Treasury Bill(1)	3.51%	08/06/26	1,694,040
6,700,000	U.S. Treasury Bill(1)	3.60%	08/11/26	6,672,530
21,600,000	U.S. Treasury Bill(1)	3.50%	08/13/26	21,509,700
28,090,000	U.S. Treasury Bill(1)	3.50%	08/20/26	27,951,328
900,000	U.S. Treasury Bill(1)	3.63%	08/27/26	894,834
27,400,000	U.S. Treasury Bill(1)	3.66%	09/03/26	27,227,231
12,900,000	U.S. Treasury Bill(1)	3.54%	09/10/26	12,810,064
4,180,000	U.S. Treasury Bill(1)	3.62%	09/15/26	4,148,100
320,000	U.S. Treasury Bill(1)	3.60%	10/01/26	317,056
14,269,000	U.S. Treasury Bill(1)	3.64%	10/06/26	14,129,245
307,100	U.S. Treasury Bill(1)	3.62%	10/08/26	304,047
5,760,000	U.S. Treasury Bill(1)	3.67%	10/20/26	5,694,821
10,900,000	U.S. Treasury Bill(1)	3.68%	12/17/26	10,711,696
23,048,300	U.S. Treasury Bill(1)	3.38%	12/24/26	22,659,819
10,000,000	U.S. Treasury Bill(1),(2)	3.84%	12/31/26	9,805,867
17,184,100	U.S. Treasury Bill(1)	3.39%	01/21/27	16,854,289
1,200,000	U.S. Treasury Bill(1)	3.39%	02/18/27	1,173,797
14,500,000	U.S. Treasury Bill(1)	3.49%	03/18/27	14,135,043
16,000,000	U.S. Treasury Note(3) (3 Month U.S. Treasury Money Market + 0.18%)	3.96%	07/31/26	16,000,060
730,000	U.S. Treasury Note	4.13%	10/31/26	730,942
1,000,000	U.S. Treasury Note	1.25%	11/30/26	990,531
6,493,000	U.S. Treasury Note	4.25%	11/30/26	6,510,366
4,765,000	U.S. Treasury Note	4.25%	12/31/26	4,780,975
1,300,000	U.S. Treasury Note	4.00%	01/15/27	1,302,974
2,100,000	U.S. Treasury Note	4.13%	01/31/27	2,106,828
6,700,000	U.S. Treasury Note	4.13%	02/28/27	6,724,085
5,600,000	U.S. Treasury Note	4.25%	03/15/27	5,627,897
1,500,000	U.S. Treasury Note	2.50%	03/31/27	1,488,716
6,100,000	U.S. Treasury Note	3.88%	03/31/27	6,114,124
1,170,000	U.S. Treasury Note	2.75%	04/30/27	1,160,777
4,200,000	U.S. Treasury Note	3.75%	04/30/27	4,200,524
1,300,000	U.S. Treasury Note	0.50%	05/31/27	1,261,736
1,550,000	U.S. Treasury Note	2.63%	05/31/27	1,534,079

See accompanying notes to financial statements

Government Portfolio (Unaudited) Schedule of Investments June 30, 2026 (Continued)

Par Value	Issuer	Interest Rate	Maturity	Amortized Cost
U.S. TREASURY OBLIGATIONS (continued)
$ 2,620,000	U.S. Treasury Note	3.88%	05/31/27	$2,622,270
1,600,000	U.S. Treasury Note	3.25%	06/30/27	1,589,764
7,040,000	U.S. Treasury Note	3.75%	06/30/27	7,026,868
731,000	U.S. Treasury Note(3) (3 Month U.S. Treasury Money Market + 0.19%)	3.97%	10/31/27	731,476
6,690,000	U.S. Treasury Note(3) (3 Month U.S. Treasury Money Market + 0.10%)	3.88%	04/30/28	6,692,722

	Total U.S. Treasury Obligations (Cost $346,869,536)			346,869,536

AGENCY OBLIGATIONS - 28.4%(4)
12,600,000	Federal Farm Credit Banks Funding Corp.(3) (1 Day USD SOFR + 0.14%)	3.76%	10/15/26	12,599,794
7,400,000	Federal Farm Credit Banks Funding Corp.(3) (3 Month U.S. Treasury Money Market + 0.27%)	4.04%	10/16/26	7,400,000
7,870,000	Federal Farm Credit Banks Funding Corp.(3) (1 Day USD SOFR + 0.04%)	3.66%	10/20/26	7,870,000
2,410,000	Federal Farm Credit Banks Funding Corp.(3) (1 Day USD SOFR + 0.05%)	3.67%	11/06/26	2,410,000
430,000	Federal Farm Credit Banks Funding Corp.(3) (1 Day USD SOFR + 0.04%)	3.66%	11/19/26	430,000
1,500,000	Federal Farm Credit Banks Funding Corp.(3) (1 Day USD SOFR + 0.14%)	3.76%	12/23/26	1,500,000
1,400,000	Federal Farm Credit Banks Funding Corp.(3) (1 Day USD SOFR + 0.14%)	3.76%	12/30/26	1,400,000
2,955,000	Federal Farm Credit Banks Funding Corp.(3) (1 Day USD SOFR + 0.04%)	3.66%	01/20/27	2,955,000
1,280,000	Federal Farm Credit Banks Funding Corp.(3) (1 Day USD SOFR + 0.09%)	3.71%	01/27/27	1,280,000
3,200,000	Federal Farm Credit Banks Funding Corp.(3) (1 Day USD SOFR + 0.08%)	3.70%	02/01/27	3,200,000
2,085,000	Federal Farm Credit Banks Funding Corp.(3) (1 Day USD SOFR + 0.05%)	3.67%	03/15/27	2,085,000
1,365,000	Federal Farm Credit Banks Funding Corp.(3) (1 Day USD SOFR + 0.07%)	3.69%	03/26/27	1,365,000
580,000	Federal Farm Credit Banks Funding Corp.(3) (1 Day USD SOFR + 0.05%)	3.67%	04/19/27	580,000
4,530,000	Federal Farm Credit Banks Funding Corp.(3) (1 Day USD SOFR + 0.04%)	3.66%	05/10/27	4,530,000

See accompanying notes to financial statements

Government Portfolio (Unaudited) Schedule of Investments June 30, 2026 (Continued)

Par Value	Issuer	Interest Rate	Maturity	Amortized Cost
AGENCY OBLIGATIONS (continued)
$ 1,580,000	Federal Farm Credit Banks Funding Corp.(3) (1 Day USD SOFR + 0.05%)	3.67%	05/24/27	$1,580,000
1,525,000	Federal Farm Credit Banks Funding Corp.(3) (1 Day USD SOFR + 0.06%)	3.68%	05/24/27	1,525,000
1,050,000	Federal Farm Credit Banks Funding Corp.(3) (1 Day USD SOFR + 0.06%)	3.68%	07/23/27	1,050,000
995,000	Federal Farm Credit Banks Funding Corp.(3) (1 Day USD SOFR + 0.06%)	3.68%	09/13/27	995,000
1,145,000	Federal Farm Credit Banks Funding Corp.(3) (1 Day USD SOFR + 0.11%)	3.73%	11/19/27	1,145,000
600,000	Federal Farm Credit Banks Funding Corp.(3) (1 Day USD SOFR + 0.10%)	3.72%	11/22/27	600,000
415,000	Federal Farm Credit Banks Funding Corp.(3) (1 Day USD SOFR + 0.08%)	3.70%	11/23/27	415,000
720,000	Federal Farm Credit Banks Funding Corp.(3) (1 Day USD SOFR + 0.09%)	3.71%	02/09/28	720,000
840,000	Federal Farm Credit Banks Funding Corp.(3) (1 Day USD SOFR + 0.08%)	3.70%	02/11/28	840,000
7,910,000	Federal Farm Credit Banks Funding Corp.(3) (1 Day USD SOFR + 0.09%)	3.71%	02/11/28	7,910,000
1,600,000	Federal Farm Credit Banks Funding Corp.(3) (1 Day USD SOFR + 0.09%)	3.71%	03/16/28	1,600,000
4,145,000	Federal Farm Credit Banks Funding Corp.(3) (1 Day USD SOFR + 0.09%)	3.71%	03/24/28	4,145,000
10,370,000	Federal Farm Credit Banks Funding Corp.(3) (1 Day USD SOFR + 0.09%)	3.71%	04/10/28	10,370,000
1,170,000	Federal Farm Credit Banks Funding Corp.(3) (1 Day USD SOFR + 0.09%)	3.71%	05/19/28	1,170,000
3,400,000	Federal Home Loan Banks(1)	3.63%	07/01/26	3,400,000
2,555,000	Federal Home Loan Banks(3) (1 Day USD SOFR + 0.03%)	3.65%	07/02/26	2,555,000
1,600,000	Federal Home Loan Banks(3) (1 Day USD SOFR + 0.05%)	3.62%	07/07/26	1,600,000
2,800,000	Federal Home Loan Banks(1)	3.50%	07/08/26	2,798,068
2,300,000	Federal Home Loan Banks(3) (1 Day USD SOFR + 0.01%)	3.63%	07/08/26	2,299,988
5,215,000	Federal Home Loan Banks(1)	3.49%	07/10/26	5,210,452
1,200,000	Federal Home Loan Banks(3) (1 Day USD SOFR + 0.01%)	3.63%	07/10/26	1,199,993

See accompanying notes to financial statements

Government Portfolio (Unaudited) Schedule of Investments June 30, 2026 (Continued)

Par Value	Issuer	Interest Rate	Maturity	Amortized Cost
AGENCY OBLIGATIONS (continued)
$ 5,385,000	Federal Home Loan Banks(1)	3.52%	07/13/26	$5,378,690
7,700,000	Federal Home Loan Banks(3) (1 Day USD SOFR + 0.01%)	3.63%	07/16/26	7,699,926
6,715,000	Federal Home Loan Banks(1)	3.52%	07/17/26	6,704,501
7,700,000	Federal Home Loan Banks(3) (1 Day USD SOFR + 0.01%)	3.63%	07/17/26	7,699,940
2,500,000	Federal Home Loan Banks(3) (1 Day USD SOFR + 0.02%)	3.64%	07/17/26	2,500,000
1,400,000	Federal Home Loan Banks(3) (1 Day USD SOFR + 0.01%)	3.63%	07/21/26	1,400,000
2,830,000	Federal Home Loan Banks(3) (1 Day USD SOFR + 0.01%)	3.63%	07/22/26	2,830,000
1,600,000	Federal Home Loan Banks(3) (1 Day USD SOFR + 0.05%)	3.63%	07/28/26	1,600,000
8,800,000	Federal Home Loan Banks(1)	3.63%	07/29/26	8,775,161
5,100,000	Federal Home Loan Banks(1)	3.56%	07/31/26	5,084,911
5,800,000	Federal Home Loan Banks(1)	3.55%	08/05/26	5,780,010
1,100,000	Federal Home Loan Banks(3) (1 Day USD SOFR + 0.01%)	3.63%	08/18/26	1,099,992
1,500,000	Federal Home Loan Banks(3) (1 Day USD SOFR + 0.02%)	3.64%	08/20/26	1,500,015
400,000	Federal Home Loan Banks(1)	3.54%	08/21/26	397,996
1,260,000	Federal Home Loan Banks(3) (1 Day USD SOFR + 0.01%)	3.63%	08/21/26	1,260,000
2,700,000	Federal Home Loan Banks(3) (1 Day USD SOFR + 0.01%)	3.63%	08/25/26	2,699,945
2,400,000	Federal Home Loan Banks(3) (1 Day USD SOFR + 0.01%)	3.63%	08/27/26	2,399,932
600,000	Federal Home Loan Banks(1)	3.54%	08/28/26	596,581
2,500,000	Federal Home Loan Banks(3) (1 Day USD SOFR + 0.01%)	3.63%	09/01/26	2,499,924
2,100,000	Federal Home Loan Banks(3) (1 Day USD SOFR + 0.01%)	3.63%	09/04/26	2,099,963
8,600,000	Federal Home Loan Banks(3) (1 Day USD SOFR + 0.01%)	3.63%	09/04/26	8,599,644
5,100,000	Federal Home Loan Banks(3) (1 Day USD SOFR + 0.01%)	3.63%	09/08/26	5,100,000
3,800,000	Federal Home Loan Banks(3) (1 Day USD SOFR + 0.02%)	3.64%	09/11/26	3,800,000

See accompanying notes to financial statements

Government Portfolio (Unaudited) Schedule of Investments June 30, 2026 (Continued)

Par Value	Issuer	Interest Rate	Maturity	Amortized Cost
AGENCY OBLIGATIONS (continued)
$ 4,400,000	Federal Home Loan Banks(1)	3.50%	09/14/26	$4,367,962
2,390,000	Federal Home Loan Banks(3) (1 Day USD SOFR + 0.02%)	3.64%	09/23/26	2,390,000
5,100,000	Federal Home Loan Banks(3) (1 Day USD SOFR + 0.02%)	3.64%	10/06/26	5,100,000
3,085,000	Federal Home Loan Banks(3) (1 Day USD SOFR + 0.02%)	3.64%	10/07/26	3,085,000
3,100,000	Federal Home Loan Banks(3) (1 Day USD SOFR + 0.02%)	3.64%	10/07/26	3,100,000
2,960,000	Federal Home Loan Banks(3) (1 Day USD SOFR + 0.02%)	3.64%	10/13/26	2,960,000
1,475,000	Federal Home Loan Banks(3) (1 Day USD SOFR + 0.02%)	3.64%	10/14/26	1,475,000
2,065,000	Federal Home Loan Banks(3) (1 Day USD SOFR + 0.02%)	3.64%	10/21/26	2,065,000
3,585,000	Federal Home Loan Banks(3) (1 Day USD SOFR + 0.02%)	3.64%	10/26/26	3,585,000
3,400,000	Federal Home Loan Banks(3) (1 Day USD SOFR + 0.03%)	3.65%	11/03/26	3,400,000
4,600,000	Federal Home Loan Banks(3) (1 Day USD SOFR + 0.03%)	3.65%	11/12/26	4,600,000
1,675,000	Federal Home Loan Banks(3) (1 Day USD SOFR + 0.03%)	3.65%	11/19/26	1,675,000
3,565,000	Federal Home Loan Banks(3) (1 Day USD SOFR + 0.03%)	3.65%	11/23/26	3,565,000
2,625,000	Federal Home Loan Banks(3) (1 Day USD SOFR + 0.03%)	3.65%	11/23/26	2,625,000
1,450,000	Federal Home Loan Banks(1)	3.59%	11/27/26	1,428,455
2,390,000	Federal Home Loan Banks(3) (1 Day USD SOFR + 0.03%)	3.65%	11/30/26	2,390,000
1,600,000	Federal Home Loan Banks(2),(3) (1 Day USD SOFR + 0.04%)	3.66%	12/01/26	1,600,000
3,100,000	Federal Home Loan Banks(3) (1 Day USD SOFR + 0.03%)	3.65%	12/09/26	3,100,000
3,065,000	Federal Home Loan Banks(3) (1 Day USD SOFR + 0.03%)	3.65%	12/11/26	3,065,000
4,125,000	Federal Home Loan Banks(3) (1 Day USD SOFR + 0.04%)	3.66%	12/14/26	4,125,000

See accompanying notes to financial statements

Government Portfolio (Unaudited) Schedule of Investments June 30, 2026 (Continued)

Par Value	Issuer	Interest Rate	Maturity	Amortized Cost
AGENCY OBLIGATIONS (continued)
$ 3,800,000	Federal Home Loan Banks(2),(3) (1 Day USD SOFR + 0.05%)	3.67%	12/28/26	$3,800,000
4,580,000	Federal Home Loan Banks(1)	3.59%	12/31/26	4,496,535
1,700,000	Federal Home Loan Banks(3) (1 Day USD SOFR + 0.03%)	3.65%	01/04/27	1,700,000
10,345,000	Federal Home Loan Banks	3.50%	01/11/27	10,336,062
2,550,000	Federal Home Loan Banks(3) (1 Day USD SOFR + 0.05%)	3.67%	01/25/27	2,550,000
1,275,000	Federal Home Loan Banks(3) (1 Day USD SOFR + 0.06%)	3.68%	02/24/27	1,275,000
3,820,000	Federal Home Loan Banks(3) (1 Day USD SOFR + 0.04%)	3.66%	02/25/27	3,820,000
3,195,000	Federal Home Loan Banks(3) (1 Day USD SOFR + 0.07%)	3.69%	03/25/27	3,195,000
6,600,000	Federal Home Loan Banks	3.85%	04/09/27	6,600,000
1,245,000	Federal Home Loan Banks(3) (1 Day USD SOFR + 0.09%)	3.71%	05/12/28	1,245,000
3,800,000	Federal Home Loan Mortgage Corp.(3) (1 Day USD SOFR + 0.14%)	3.76%	09/23/26	3,800,000
3,400,000	Federal Home Loan Mortgage Corp.(3) (1 Day USD SOFR + 0.14%)	3.76%	10/16/26	3,400,000
2,100,000	Federal Home Loan Mortgage Corp.(3) (1 Day USD SOFR + 0.12%)	3.74%	05/05/27	2,100,000
14,530,000	Federal National Mortgage Association(3) (1 Day USD SOFR + 0.12%)	3.74%	07/29/26	14,530,000
4,300,000	Federal National Mortgage Association(3) (1 Day USD SOFR + 0.14%)	3.76%	08/21/26	4,300,000
5,270,000	Federal National Mortgage Association(3) (1 Day USD SOFR + 0.14%)	3.76%	10/23/26	5,270,000
7,000,000	Federal National Mortgage Association(3) (1 Day USD SOFR + 0.14%)	3.76%	11/20/26	7,000,000
7,800,000	Federal National Mortgage Association(3) (1 Day USD SOFR + 0.14%)	3.76%	12/11/26	7,800,000
610,000	Federal National Mortgage Association(3) (1 Day USD SOFR + 0.08%)	3.70%	01/07/28	610,088
3,600,000	Federal National Mortgage Association(3) (1 Day USD SOFR + 0.09%)	3.71%	03/06/28	3,600,000
6,000,000	Federal National Mortgage Association(3) (1 Day USD SOFR + 0.09%)	3.71%	04/06/28	6,000,000

See accompanying notes to financial statements

Government Portfolio (Unaudited) Schedule of Investments June 30, 2026 (Continued)

Par Value	Issuer	Interest Rate	Maturity	Amortized Cost
AGENCY OBLIGATIONS (continued)
$ 3,430,000	Federal National Mortgage Association(3) (1 Day USD SOFR + 0.09%)	3.71%	05/08/28	$3,430,000

	Total Agency Obligations (Cost $350,799,528)			350,799,528

	Total Investments 56.4% (Cost $697,669,064)			697,669,064

REPURCHASE AGREEMENTS - 44.7%
50,000,000	BNP Paribas Securities Co. Dated 6/30/2026, To be repurchased at $50,005,056 (collateralized by $49,870,243 par amount of U.S. Treasury Notes and U.S. Treasury Strips, 0.00% to 4.13%; due 8/31/27 to 5/15/54; Total Fair Value $51,000,001)	3.64%	07/01/26	50,000,000
6,000,000	Credit Agricole CIB Dated 6/30/2026, To be repurchased at $6,000,607 (collateralized by $5,960,420 par amount of U.S. Treasury Notes and U.S. Treasury Strips, 0.00% to 4.125%; due 8/15/2026 to 5/15/2054; Total Fair Value $6,120,077)	3.64%	07/01/26	6,000,000
75,000,000	Goldman Sachs & Co. Dated 6/30/2026, To be repurchased at $75,007,604 (collateralized by $74,648,090 par amount of Government National Mortgage Association Securities, 2.50% to 6.50%; due 4/15/33 to 12/15/65; Total Fair Value $76,500,001)	3.65%	07/01/26	75,000,000
100,000,000	HSBC Securities (USA), Inc. Dated 6/30/2026, To be repurchased at $100,010,111 (collateralized by $99,094,227 par amount of U.S. Treasury Bonds and a U.S. Treasury Strip, 0.00% to 5.00%; due 8/15/26 to 8/15/47; Total Fair Value $102,000,069)	3.64%	07/01/26	100,000,000

See accompanying notes to financial statements

Government Portfolio (Unaudited) Schedule of Investments June 30, 2026 (Continued)

Par Value	Issuer	Interest Rate	Maturity	Amortized Cost
REPURCHASE AGREEMENTS (continued)
$ 167,000,000	Mitsubishi UFJ Securities Co., Ltd Dated 6/30/2026, To be repurchased at $167,016,932 (collateralized by $166,306,159 par amount of Federal National Mortgage Association Securities, Federal Home Loan Mortgage Corp. and Gold Participating Certificates, 2.50% to 7.00%; due 5/1/27 to 6/1/56; Total Fair Value $172,010,001)	3.65%	07/01/26	$167,000,000
12,000,000	Natixis S.A. Dated 6/30/2026, To be repurchased at $12,001,213 (collateralized by $11,996,066 par amount of U.S. Treasury Notes, 0.13% to 4.13%; due 2/29/28 to 5/15/32; Total Fair Value $12,240,021)	3.64%	07/01/26	12,000,000
25,000,000	Natixis S.A. Dated 6/30/2026, To be repurchased at $25,002,528 (collateralized by $24,846,418 par amount of U.S. Treasury Bonds, U.S. Treasury Notes and a U.S. Treasury Strip, 0.00% to 4.38%; due 11/15/26 to 2/15/54; Total Fair Value $25,500,000)	3.64%	07/01/26	25,000,000
20,000,000	TD Securities (USA), LLC Dated 6/30/2026, To be repurchased at $20,002,022 (collateralized by $19,936,843 par amount of a U.S. Treasury Note, 3.88%; due 11/30/29; Total Fair Value $20,400,036)	3.64%	07/01/26	20,000,000
40,000,000	TD Securities (USA), LLC Dated 6/30/2026, To be repurchased at $40,004,056 (collateralized by $39,775,890 par amount of a Federal Farm Credit Banks Funding Corp. Securities, 3.71% to 3.73%; due 11/19/27 to 4/6/28; Total Fair Value $40,800,731)	3.65%	07/01/26	40,000,000

See accompanying notes to financial statements

Government Portfolio (Unaudited) Schedule of Investments June 30, 2026 (Continued)

Par Value	Issuer	Interest Rate	Maturity	Amortized Cost
REPURCHASE AGREEMENTS (continued)
$ 58,000,000	The Bank of Nova Scotia Dated 6/30/2026, To be repurchased at $58,005,864 (collateralized by $57,505,996 par amount of a U.S. Treasury Bond and U.S. Treasury Notes, 0.13% to 3.75%; due 4/15/27 to 2/15/56; Total Fair Value $59,166,058)	3.64%	07/01/26	$58,000,000

	Total Repurchase Agreements (Cost $553,000,000)			$553,000,000

	Total Investments in Securities 101.1% (Cost $1,250,669,064)			1,250,669,064

	Liabilities in excess of Other Assets - (1.1)%			(13,302,032)

	Net Assets - 100.0%			$1,237,367,032

	Net Asset Value Per Participation Certificate			$1.00

(1)	Interest Rate disclosed represents the discount rate at the time of purchase.
(2)	Securities purchased on a when-issued basis. Rates do not take effect until settlement date.
(3)	Floating rate security. The rate shown is the rate in effect at June 30, 2026. The rate floats based upon the published reference rate and spread disclosed in the Schedule of Investments.
(4)	This obligation of a U.S. Government sponsored entity is not issued or guaranteed by the U.S. Treasury.

SOFR: Secured Overnight Financing Rate

See accompanying notes to financial statements

Money Market Portfolio (Unaudited) Schedule of Investments June 30, 2026

Par Value	Issuer	Interest Rate	Maturity	Fair Value
TOTAL INVESTMENTS - 66.1%
U.S. TREASURY OBLIGATIONS - 3.5%
$ 4,000,000	U.S. Treasury Bill(1)	3.52%	07/23/26	$3,991,180
1,000,000	U.S. Treasury Bill(1)	3.49%	03/18/27	972,827
1,000,000	U.S. Treasury Note	4.00%	01/15/27	1,000,086
1,000,000	U.S. Treasury Note	4.25%	03/15/27	1,001,641

	Total U.S. Treasury Obligations (Cost $6,972,262)			6,965,734

BANK OBLIGATIONS - 26.8%
CERTIFICATES OF DEPOSIT - 3.7%
1,000,000	Bank of America NA	3.94%	07/02/26	1,000,010
1,000,000	Bank of America NA	3.77%	01/04/27	998,077
910,000	Bank of America NA	4.10%	04/02/27	909,248
250,000	Bank of America NA	4.20%	06/01/27	249,729
500,000	Bank of America NA(2) (1 Day USD SOFR + 0.40%)	4.02%	07/01/27	500,033
500,000	Bank of America NA(2) (1 Day USD SOFR + 0.40%)	4.02%	07/02/27	500,037
500,000	Wells Fargo Bank NA(2) (1 Day USD SOFR + 0.35%)	3.97%	01/08/27	500,281
1,000,000	Wells Fargo Bank NA	3.75%	01/27/27	997,749
1,000,000	Wells Fargo Bank NA(2) (1 Day USD SOFR + 0.30%)	3.98%	03/17/27	1,000,069
500,000	Wells Fargo Bank NA	4.07%	04/09/27	499,268

				7,154,501

YANKEE CERTIFICATE OF DEPOSIT - 23.1%
1,000,000	Banco Santander S.A., New York(2) (1 Day USD SOFR + 0.28%)	3.90%	12/07/26	1,000,071
500,000	Bank of Montreal, Chicago(2) (1 Day USD SOFR + 0.38%)	4.00%	02/19/27	500,305
500,000	Bank of Montreal, Chicago(2) (1 Day USD SOFR + 0.34%)	3.96%	03/22/27	500,131
1,000,000	Bank of Montreal, Chicago(2) (1 Day USD SOFR + 0.45%)	4.07%	07/16/27	1,000,067
1,000,000	Bank of Nova Scotia, Houston(2) (1 Day USD SOFR + 0.31%)	3.93%	03/04/27	1,000,168
500,000	Bank of Nova Scotia, Houston(2) (1 Day USD SOFR + 0.40%)	4.02%	05/20/27	500,308
1,000,000	Barclays Bank PLC, New York(2) (1 Day USD SOFR + 0.33%)	3.95%	08/10/26	1,000,236

See accompanying notes to financial statements

Money Market Portfolio (Unaudited) Schedule of Investments June 30, 2026 (Continued)

Par Value	Issuer	Interest Rate	Maturity	Fair Value
BANK OBLIGATIONS (continued)
YANKEE CERTIFICATE OF DEPOSIT (continued)
$ 1,000,000	Barclays Bank PLC, New York	3.92%	09/24/26	$999,850
250,000	BNP Paribas, New York	3.80%	07/13/26	250,007
1,000,000	BNP Paribas, New York	3.80%	09/24/26	999,759
500,000	BNP Paribas, New York	4.00%	12/22/26	499,787
500,000	BNP Paribas, New York	4.00%	12/31/26	499,760
1,000,000	BNP Paribas, New York(2) (1 Day USD SOFR + 0.30%)	3.92%	02/12/27	1,000,057
500,000	Canadian Imperial Bank of Commerce, New York	4.16%	08/12/26	500,158
500,000	Canadian Imperial Bank of Commerce, New York(2) (1 Day USD SOFR + 0.42%)	4.10%	05/10/27	500,370
1,000,000	Canadian Imperial Bank of Commerce, New York	4.25%	06/09/27	999,380
1,000,000	Cooperative Rabobank UA, New York	4.00%	02/10/27	999,434
1,000,000	Credit Agricole Corporate And Investment Bank, New York(2) (1 Day USD SOFR + 0.30%)	3.92%	02/08/27	1,000,131
1,000,000	Credit Industriel Et Commercial S.A., New York(2) (1 Day USD SOFR + 0.25%)	3.87%	11/10/26	1,000,293
1,000,000	Credit Industriel Et Commercial S.A., New York(2) (1 Day USD SOFR + 0.30%)	3.92%	02/05/27	1,000,078
1,000,000	DNB Bank ASA, New York	3.88%	11/19/26	999,479
500,000	DNB Bank ASA, New York	4.10%	04/07/27	499,502
1,000,000	Goldman Sachs Bank USA	3.85%	07/15/26	1,000,039
1,000,000	Korea Development Bank, New York	3.80%	09/18/26	999,763
800,000	MUFG Bank Ltd., New York(2) (1 Day USD SOFR + 0.35%)	3.97%	09/10/26	800,292
1,000,000	MUFG Bank Ltd., New York(2) (1 Day USD SOFR + 0.22%)	3.84%	09/15/26	1,000,123
500,000	Natixis, New York	3.80%	07/08/26	500,010
1,000,000	Nordea Bank ABP, New York	4.30%	07/01/27	999,982
1,000,000	Oversea Chinese Banking Corporation Ltd., New York(2) (1 Day USD SOFR + 0.25%)	3.62%	07/09/26	1,000,035
1,000,000	Oversea Chinese Banking Corporation Ltd., New York(2) (1 Day USD SOFR + 0.28%)	3.90%	08/14/26	1,000,238
1,000,000	Oversea Chinese Banking Corporation Ltd., New York	3.87%	09/17/26	999,865
500,000	Royal Bank of Canada, New York	4.10%	08/14/26	500,133

See accompanying notes to financial statements

Money Market Portfolio (Unaudited) Schedule of Investments June 30, 2026 (Continued)

Par Value	Issuer	Interest Rate	Maturity	Fair Value
BANK OBLIGATIONS (continued)
YANKEE CERTIFICATE OF DEPOSIT (continued)
$ 1,000,000	Royal Bank of Canada, New York(2) (1 Day USD SOFR + 0.35%)	3.97%	11/13/26	$1,000,605
1,000,000	Royal Bank of Canada, New York	3.85%	12/04/26	998,914
1,000,000	Royal Bank of Canada, New York	4.25%	06/14/27	999,175
1,000,000	Standard Chartered Bank, New York(2) (1 Day USD SOFR + 0.32%)	3.94%	11/13/26	1,000,510
500,000	Standard Chartered Bank, New York(2) (1 Day USD SOFR + 0.38%)	4.00%	12/22/26	500,205
1,000,000	Standard Chartered Bank, New York(2) (1 Day USD SOFR + 0.42%)	4.04%	05/27/27	1,000,147
1,000,000	Sumitomo Mitsui Banking Corp., New York	3.87%	08/21/26	1,000,038
1,000,000	Sumitomo Mitsui Banking Corp., New York(2) (1 Day USD SOFR + 0.36%)	3.98%	10/15/26	1,000,627
1,000,000	Sumitomo Mitsui Banking Corp., New York(2) (1 Day USD SOFR + 0.27%)	3.95%	12/07/26	1,000,129
2,000,000	Sumitomo Mitsui Banking Corp., New York(2) (1 Day USD SOFR + 0.32%)	3.94%	02/05/27	2,000,196
1,000,000	Svenska Handelsbanken AB, New York(2) (1 Day USD SOFR + 0.30%)	3.92%	10/15/26	1,000,463
1,000,000	Svenska Handelsbanken AB, New York	3.94%	11/17/26	999,585
1,000,000	Svenska Handelsbanken AB, New York(2) (1 Day USD SOFR + 0.31%)	3.93%	01/28/27	1,000,053
500,000	Svenska Handelsbanken AB, New York(2) (1 Day USD SOFR + 0.35%)	3.97%	04/28/27	500,079
1,000,000	Toronto-Dominion Bank, New York	3.85%	08/10/26	1,000,063
1,000,000	Toronto-Dominion Bank, New York(2) (1 Day USD SOFR + 0.28%)	3.96%	08/10/26	1,000,184
1,000,000	Toronto-Dominion Bank, New York	3.80%	09/28/26	999,494
500,000	Toronto-Dominion Bank, New York(2) (1 Day USD SOFR + 0.31%)	3.99%	03/04/27	500,229
500,000	Toronto-Dominion Bank, New York(2) (1 Day USD SOFR + 0.44%)	4.06%	05/07/27	500,473
1,000,000	Toronto-Dominion Bank, New York(2) (1 Day USD SOFR + 0.40%)	4.02%	07/09/27	1,000,284
500,000	UBS AG, London	3.82%	01/20/27	498,920

				45,550,184

	Total Bank Obligations (Cost $52,710,060)			52,704,685

See accompanying notes to financial statements

Money Market Portfolio (Unaudited) Schedule of Investments June 30, 2026 (Continued)

Par Value	Issuer	Interest Rate	Maturity	Fair Value
CORPORATE DEBT - 26.3%
COMMERCIAL PAPER - 26.3%
ASSET BACKED SECURITIES - 9.4%
$ 500,000	Alinghi Funding Company LLC(2),(3) (1 Day USD SOFR + 0.48%)	4.10%	01/27/27	$500,191
1,000,000	Aquitaine Funding Company LLC(1),(3)	3.72%	07/07/26	999,281
1,100,000	Aquitaine Funding Company LLC(1),(3)	3.78%	08/14/26	1,094,658
2,000,000	Bedford Row Funding Corp.(1),(3)	3.70%	07/01/26	1,999,797
1,000,000	Britannia Funding Company LLC(2),(3) (1 Day USD SOFR + 0.35%)	3.97%	02/12/27	999,855
1,000,000	Concord Minutemen Capital Co., LLC Series C(2),(3) (1 Day USD SOFR + 0.40%)	4.02%	12/14/26	1,000,214
500,000	Constellation Funding Company LLC(1),(3)	3.78%	08/17/26	497,420
1,000,000	Fairway Finance Co LLC(1),(3)	3.88%	10/28/26	986,867
1,000,000	Intrepid Funding Company LLC(1),(3)	3.80%	08/28/26	993,693
500,000	Mackinac Funding Company LLC(1),(3)	3.77%	07/14/26	499,280
500,000	Mainbeach Funding LLC(1),(3)	3.78%	08/20/26	497,262
1,000,000	Ridgefield Funding Company LLC(1),(3)	3.73%	08/06/26	996,082
1,500,000	Ridgefield Funding Company LLC(1),(3)	3.75%	08/21/26	1,491,687
1,000,000	Starbird Funding Corp.(1),(3)	3.73%	08/03/26	996,405
4,000,000	Verto Capital I-B LLC(1),(3)	3.65%	07/01/26	3,999,588
1,000,000	Verto Capital I-C LLC(1),(3)	3.90%	08/26/26	993,706

				18,545,986

FINANCIAL COMPANIES - 16.9%
1,500,000	ASB Bank Ltd.(1),(3)	3.68%	11/23/26	1,476,125
500,000	Australia And New Zealand Banking Group Ltd.(1),(3)	3.80%	07/02/26	499,899
500,000	Australia And New Zealand Banking Group Ltd.(1),(3)	4.14%	07/16/26	499,184
1,000,000	Australia And New Zealand Banking Group Ltd.(1),(3)	3.67%	07/17/26	998,265
1,000,000	Australia And New Zealand Banking Group Ltd.(1),(3)	3.69%	09/04/26	993,074
500,000	Australia And New Zealand Banking Group Ltd.(2),(3) (1 Day USD SOFR + 0.30%)	3.92%	09/24/26	500,217
1,000,000	Bank of Montreal(2),(3) (1 Day USD SOFR + 0.28%)	3.88%	11/13/26	1,000,133
1,000,000	Bank of Montreal(2),(3) (1 Day USD SOFR + 0.27%)	3.89%	12/08/26	1,000,026
1,000,000	Bank of Montreal(2),(3) (1 Day USD SOFR + 0.32%)	3.94%	02/26/27	1,000,236
1,000,000	Citigroup Global Markets Inc.(2),(3) (1 Day USD SOFR + 0.30%)	3.92%	08/03/26	1,000,140

See accompanying notes to financial statements

Money Market Portfolio (Unaudited) Schedule of Investments June 30, 2026 (Continued)

Par Value	Issuer	Interest Rate	Maturity	Fair Value
CORPORATE DEBT (continued)
COMMERCIAL PAPER (continued)
FINANCIAL COMPANIES (continued)
$ 1,000,000	Credit Industriel Et Commercial S.A., New York(1),(3)	3.68%	08/05/26	$996,244
1,000,000	DNB Bank ASA, New York(1),(3)	3.61%	01/07/27	978,843
500,000	ING US Funding LLC(1),(3)	3.74%	07/28/26	498,531
1,000,000	ING US Funding LLC(2),(3) (1 Day USD SOFR + 0.28%)	3.90%	08/14/26	1,000,194
500,000	ING US Funding LLC(2),(3) (1 Day USD SOFR + 0.25%)	3.87%	12/01/26	499,994
1,000,000	ING US Funding LLC(2),(3) (1 Day USD SOFR + 0.27%)	3.89%	12/28/26	999,996
500,000	Lloyds Bank PLC(1),(3)	3.89%	07/01/26	499,949
1,000,000	Lloyds Bank PLC(2),(3) (1 Day USD SOFR + 0.30%)	3.92%	12/01/26	999,973
500,000	Lloyds Bank PLC(2),(3) (1 Day USD SOFR + 0.34%)	3.96%	12/21/26	500,067
500,000	Macquarie Bank Ltd.(1),(3)	4.17%	07/20/26	498,935
500,000	Macquarie Bank Ltd.(1),(3)	3.86%	09/24/26	495,254
1,000,000	Macquarie Bank Ltd.(2),(3) (1 Day USD SOFR + 0.33%)	3.95%	02/08/27	1,000,127
500,000	Macquarie Bank Ltd.(1),(3)	3.92%	04/22/27	482,666
500,000	Macquarie Bank Ltd.(1),(3)	4.01%	05/19/27	481,008
1,000,000	National Australia Bank Ltd.(2),(3) (1 Day USD SOFR + 0.37%)	3.99%	03/17/27	1,000,448
750,000	National Bank of Canada(1),(3)	3.62%	02/11/27	730,973
1,000,000	National Bank of Canada(2),(3) (1 Day USD SOFR + 0.34%)	3.96%	03/10/27	1,000,526
1,000,000	National Bank of Canada(1),(3)	4.12%	06/16/27	959,526
1,000,000	National Bank of Canada(2),(3) (1 Day USD SOFR + 0.40%)	4.02%	07/06/27	1,000,064
1,000,000	Royal Bank of Canada(2),(3) (1 Day USD SOFR + 0.27%)	3.89%	08/10/26	1,000,139
1,000,000	Royal Bank of Canada(2),(3) (1 Day USD SOFR + 0.40%)	4.02%	07/12/27	1,000,198
500,000	Skandinaviska Enskilda Banken AB, New York(2),(3) (1 Day USD SOFR + 0.31%)	3.93%	09/23/26	500,213
500,000	Svenska Handelsbanken AB(1),(3)	3.74%	09/10/26	496,243
500,000	Svenska Handelsbanken AB(2),(3) (1 Day USD SOFR + 0.30%)	3.92%	09/29/26	500,210

See accompanying notes to financial statements

Money Market Portfolio (Unaudited) Schedule of Investments June 30, 2026 (Continued)

Par Value	Issuer	Interest Rate	Maturity	Fair Value
CORPORATE DEBT (continued)
COMMERCIAL PAPER (continued)
FINANCIAL COMPANIES (continued)
$ 500,000	Toyota Credit Canada Inc(1)	4.03%	02/17/27	$487,106
1,000,000	UBS AG, London(2),(3) (1 Day USD SOFR + 0.35%)	3.97%	10/15/26	1,000,034
1,000,000	UBS AG, London(2),(3) (1 Day USD SOFR + 0.40%)	3.62%	11/05/26	1,000,128
1,000,000	UBS AG, London(2),(3) (1 Day USD SOFR + 0.36%)	3.62%	01/11/27	1,000,291
1,000,000	Westpac Banking Corp.(1),(3)	3.60%	12/04/26	982,866
1,000,000	Westpac Banking Corp.(1),(3)	3.61%	01/25/27	976,562
750,000	Westpac Banking Corp.(1),(3)	3.64%	01/29/27	732,067

				33,266,674

	Total Commercial Paper			51,812,660

	Total Corporate Debt (Cost $51,827,171)			51,812,660

NON-U.S. SUB-SOVEREIGN - 0.5%
1,000,000	CDP Financial Inc.(1),(3)	3.70%	08/04/26	996,345

	Total Non-U.S. Sub-Sovereign (Cost $996,506)			996,345

TIME DEPOSITS - 8.6%
3,000,000	Credit Agricole Corporate And Investment Bank SA	3.62%	07/01/26	3,000,000
3,000,000	Mizuho Bank Ltd., New York	3.62%	07/01/26	3,000,000
2,000,000	Royal Bank of Canada, Toronto	3.67%	07/01/26	2,000,000
5,000,000	Skandinaviska Enskilda Banken AB, New York	3.63%	07/01/26	5,000,000
4,000,000	Svenska Handelsbanken AB, New York	3.62%	07/01/26	4,000,000

	Total Time Deposits (Cost $17,000,000)			17,000,000

VARIABLE RATE DEMAND NOTES - 0.4%
100,000	ECMC Group Inc.(4)	3.72%	07/07/26	100,000
296,000	Iowa Student Loan Liquidity Corp.(4)	3.72%	07/07/26	296,000
300,000	North Tex Higher Ed Auth Inc.(4)	3.72%	07/07/26	300,000

	Total Variable Rate Demand Notes (Cost $696,000)			696,000

	Total Investments 66.1% (Cost $130,201,999)			130,175,424

See accompanying notes to financial statements

Money Market Portfolio (Unaudited) Schedule of Investments June 30, 2026 (Continued)

Par Value	Issuer	Interest Rate	Maturity	Fair Value
REPURCHASE AGREEMENTS - 33.7%
$ 20,000,000	Bank of America Securities Inc. Dated 6/30/2026, To be repurchased at $20,002,028 (collateralized by $19,873,259 par amount of a Federal National Mortgage Association REMIC and Government National Mortgage Association REMICS, 0.59% to 4.75%; due 2/25/37 to 8/20/55; Total Fair Value $21,000,001)	3.65%	07/01/26	$20,000,000

1,000,000	BNP Paribas Securities Co. Dated 6/30/2026, To be repurchased at $1,000,101 (collateralized by $1,000,090 par amount of U.S. Treasury Notes and a U.S. Treasury Strip, 0.00% to 4.25%; due 7/31/27 to 5/15/43; Total Fair Value $1,020,092)	3.64%	07/01/26	1,000,000

1,000,000	BNP Paribas Securities Co. Dated 6/30/2026, To be repurchased at $1,000,101 (collateralized by $995,674 par amount of a Federal Home Loan Mortgage Corporation, Federal National Mortgage Backed Securities and a Government National Mortgage Association, 1.82% to 5.50%; due 9/1/33 to 10/20/55; Total Fair Value $1,020,032)	3.65%	07/01/26	1,000,000

1,000,000	Citigroup Global Markets Inc. Dated 6/30/2026, To be repurchased at $1,000,101 (collateralized by $994,935 par amount of a U.S. Treasury Bond, 3.13%; due 5/15/48; Total Fair Value $1,020,002)	3.64%	07/01/26	1,000,000

See accompanying notes to financial statements

Money Market Portfolio (Unaudited) Schedule of Investments June 30, 2026 (Continued)

Par Value	Issuer	Interest Rate	Maturity	Fair Value
REPURCHASE AGREEMENTS (continued)
$ 20,000,000	Citigroup Global Markets Inc. Dated 6/30/2026, To be repurchased at $20,002,028 (collateralized by $19,908,548 par amount of a Government National Mortgage Association and a U.S. Treasury Bond, 2.88% to 6.50%; due 5/15/43 to 11/20/65; Total Fair Value $20,400,001)	3.65%	07/01/26	$20,000,000

1,000,000	Credit Agricole CIB Dated 6/30/2026, To be repurchased at $1,000,101 (collateralized by $1,000,011 par amount of Federal National Mortgage Backed Securities, Federal Home Loan Mortgage Corporation, Government National Mortgage Association, a U.S. Treasury Bill, a U.S. Treasury Bond and a U.S. Treasury Note, 0.00% to 0.75%; due 7/30/2026 to 5/20/2056; Total Fair Value $1,020,233)	3.65%	07/01/26	1,000,000

1,000,000	Goldman Sachs & Co. Dated 6/30/2026, To be repurchased at $1,000,101 (collateralized by $995,219 par amount of a Government National Mortgage Association, 6.50%; due 6/20/56; Total Fair Value $1,020,002)	3.65%	07/01/26	1,000,000

18,000,000	J.P. Morgan Chase & Co. Dated 6/30/2026, To be repurchased at $18,001,825 (collateralized by $17,933,988 par amount of a Federal Home Loan Mortgage Corporation and Government National Mortgage Association, 3.50% to 7.00%; due 6/1/41 to 2/20/55; Total Fair Value $18,528,826)	3.65%	07/01/26	18,000,000

See accompanying notes to financial statements

Money Market Portfolio (Unaudited) Schedule of Investments June 30, 2026 (Concluded)

Par Value	Issuer	Interest Rate	Maturity	Fair Value
REPURCHASE AGREEMENTS (continued)
$ 2,500,000	J.P. Morgan Chase & Co.(2) (1 Day OBFR + 0.12%) Dated 6/30/2026, To be repurchased at $2,500,260 (collateralized by $2,500,000 par amount of Commercial Paper, 0.00% to 2.75%; due 9/10/26 to 11/10/26; Total Fair Value $2,579,366)	3.74%	07/01/26	$2,500,000

1,000,000	TD Securities (USA), LLC Dated 6/30/2026, To be repurchased at $1,000,101 (collateralized by $1,000,348 par amount of a Federal Home Loan Bank Discount Note, 0.00%; due 7/15/26; Total Fair Value $1,020,355)	3.65%	07/01/26	1,000,000

	Total Repurchase Agreements (Cost $66,500,000)			66,500,000

	Total Investments in Securities 99.8% (Cost $196,701,999)			196,675,424

	Other Assets in excess of Liabilities - 0.2%			467,619

	Net Assets - 100.0%			$197,143,043

	Net Asset Value Per Participation Certificate			$0.9999

(1)	Interest Rate disclosed represents the discount rate at the time of purchase.
(2)	Floating rate security. The rate shown is the rate in effect at June 30, 2026. The rate floats based upon the published reference rate and spread disclosed in the Schedule of Investments.
(3)

Securities exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2026, these securities amounted to $52,321,899 or 26.54% of net assets. Securities have been deemed to be liquid based on procedures performed by BlackRock Advisors, LLC, the investment advisor to the Money Market Portfolio.

(4)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

OBFR: Overnight Bank Fund Rate

SOFR: Secured Overnight Financing Rate

See accompanying notes to financial statements

Plan Investment Fund, Inc. Statements of Assets and Liabilities (Unaudited) June 30, 2026

	Government Portfolio		Money Market Portfolio
ASSETS
Investments at amortized cost, and fair value, respectively	$697,669,064	(1)	$130,175,424
Repurchase Agreements, at amortized cost	553,000,000	(1)	66,500,000
Cash	903,949		62,298
Accrued interest receivable	2,072,153		492,270
Other assets	23,236		4,657

Total Assets	1,253,668,402		197,234,649

LIABILITIES
Dividends payable	911,049		33,805
Payable for securities purchased	15,205,867		—
Accrued expenses payable
Investment advisory fees (Note 4)	49,158		12,294
Administration fees (Note 4)	20,079		6,847
Custodian fees (Note 4)	29,970		27,139
Transfer agent fees (Note 4)	1,191		1,243
Director fees	21,628		2,300
Other liabilities	62,428		7,978

Total Liabilities	16,301,370		91,606

NET ASSETS	$1,237,367,032		$197,143,043

NET ASSETS CONSIST OF:
Paid-in Capital	$1,237,243,350		$197,172,451
Distributable Earnings (Accumulated Loss)	123,682		(29,408)

TOTAL NET ASSETS	$1,237,367,032		$197,143,043

Total Participation Certificates (PCs) outstanding Government Portfolio (5 billion shares authorized, $0.001 Par Value) Money Market Portfolio (3 billion shares authorized, $0.001 Par Value)	1,237,243,350		197,164,127

Net Asset Value Per PC (net assets/PCs outstanding)	$1.00		$0.9999

Investments in securities, at cost	$1,250,669,064		$196,701,999

(1)	Investments, at amortized cost, which approximates fair value.

See accompanying notes to financial statements.

Plan Investment Fund, Inc. Statements of Operations (Unaudited) For the Six Months Ended June 30, 2026

	Government Portfolio	Money Market Portfolio
INTEREST INCOME	$24,897,220	$3,840,482

EXPENSES
Investment advisory and servicing fees (Note 4)	849,760	200,174
Administration fees (Note 4)	337,504	50,043
Custodian fees (Note 4)	62,092	36,440
Audit and tax fees	10,662	10,662
Transfer agent fees (Note 4)	6,690	1,074
Legal fees	36,850	5,515
Fund compliance fees	31,550	3,591
Insurance expense	20,676	1,988
Director expense	18,889	2,804
S&P Rating fees	12,914	1,420
Printing fees	11,042	3,731
Miscellaneous	9,296	3,901

Total expenses	1,407,925	321,343
Less fee waived and/or reimbursed (Note 4)	(732,916)	(146,203)

Net Expenses	675,009	175,140

NET INVESTMENT INCOME	24,222,211	3,665,342
NET REALIZED GAIN/(LOSS) ON SECURITIES SOLD	59,292	13
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON SECURITIES	—	(72,465)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$24,281,503	$3,592,890

See accompanying notes to financial statements.

Government Portfolio Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2026 (Unaudited)	For the Year Ended December 31, 2025
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income	$24,222,211	$68,108,092
Net realized gain on securities sold	59,292	430,689

Net increase in net assets resulting from operations	24,281,503	68,538,781

DIVIDENDS AND DISTRIBUTIONS TO PARTICIPATION CERTIFICATE (PC) HOLDERS:
From total distributable earnings $0.0178 and $0.0420 per PC, respectively	(24,222,211)	(68,531,305)

Decrease in net assets from dividends and distributions to PC Holders	(24,222,211)	(68,531,305)

CAPITAL TRANSACTIONS:
Proceeds from sale of PCs	8,367,389,828	19,755,355,460
Reinvestment of dividends	19,647,178	55,779,345
Cost of PCs repurchased	(8,305,219,114)	(20,573,764,283)

Net increase/(decrease) in net assets resulting from capital transactions	81,817,892	(762,629,478)

Total increase/(decrease) in net assets	81,877,184	(762,622,002)

NET ASSETS:
Beginning of period	1,155,489,848	1,918,111,850

End of period	$1,237,367,032	$1,155,489,848

OTHER INFORMATION:
SUMMARY OF PC TRANSACTIONS:
PCs sold	8,367,389,828	19,755,355,460
Reinvestments of dividends	19,647,178	55,779,345
PCs repurchased	(8,305,219,114)	(20,573,764,283)

Net increase/(decrease) in PC’s outstanding	81,817,892	(762,629,478)

See accompanying notes to financial statements.

Money Market Portfolio Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2026 (Unaudited)	For the Year Ended December 31, 2025
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income	$3,665,342	$7,721,352
Net realized gain on securities sold	13	3,223
Net change in unrealized appreciation/(depreciation) on securities	(72,465)	20,043

Net increase in net assets resulting from operations	3,592,890	7,744,618

DIVIDENDS AND DISTRIBUTIONS TO PARTICIPATION CERTIFICATE (PC) HOLDERS:
From total distributable earnings $0.0182 and $0.0424 per PC, respectively	(3,665,342)	(7,723,711)

Decrease in net assets from dividends and distributions to PC Holders	(3,665,342)	(7,723,711)

CAPITAL TRANSACTIONS:
Proceeds from sale of PCs	101,006,731	196,425,990
Reinvestment of dividends	3,464,310	7,305,510
Cost of PCs repurchased	(97,808,724)	(186,803,609)

Net increase in net assets resulting from capital transactions	6,662,317	16,927,891

Total increase in net assets	6,589,865	16,948,798

NET ASSETS:
Beginning of period	190,553,178	173,604,380

End of period	$197,143,043	$190,553,178

OTHER INFORMATION:
SUMMARY OF PC TRANSACTIONS:
PCs sold	101,003,704	196,397,200
Reinvestments of dividends	3,464,363	7,304,823
PCs repurchased	(97,811,287)	(186,778,007)

Net increase in PC’s outstanding	6,656,780	16,924,016

See accompanying notes to financial statements.

Government Portfolio Financial Highlights

For a Participation Certificate (PC) Outstanding Throughout Each Period

	Six Months Ended 6/30/26 (Unaudited)		Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21
Net Asset Value, Beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Investment Operations:
Net investment income	0.0178		0.0417	0.0510	0.0494	0.0152	0.0001
Net Realized Gain (Loss) on Investments	—	(1)	0.0003	0.0001	— (1)	— (1)	— (1)

Total From Investment Operations	0.0178		0.0420	0.0511	0.0494	0.0152	0.0001

Less Dividends and Distributions:
Dividends to PC holders from:
Net Investment Income	(0.0178)		(0.0420)	(0.0511)	(0.0494)	(0.0152)	(0.0001)

Total Dividends and Distributions	(0.0178)		(0.0420)	(0.0511)	(0.0494)	(0.0152)	(0.0001)

Net Asset Value, End of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total return*	1.79%		4.28%	5.23%	5.05%	1.53%	0.02%

Ratios/Supplemental Data:
Net assets at end of period (000)	$1,237,367		$1,155,490	$1,918,112	$1,891,687	$1,308,779	$1,117,653
Ratio of Net Expenses to Average Net Assets(2)	0.10	%**	0.10%	0.10%	0.10%	0.10%	0.08%
Ratio of Net Investment Income to Average Net Assets(3)	3.59	%**	4.19%	5.08%	4.99%	1.58%	0.01%

*	Not Annualized
**	Annualized.
(1)	Less than $0.0001 per share.
(2)

Without the waiver and/or reimbursement of a portion of advisory and administration fees (see Note 4), the ratio of total expenses to average net assets would have been 0.21% annualized for six months ended June 30, 2026 and 0.20%, 0.19%, 0.21%, 0.21% and 0.21% for the years ended December 31, 2025, 2024, 2023, 2022 and 2021, respectively.

(3)

Without the waiver and/or reimbursement of a portion of advisory and administration fees (see Note 4), the ratio of net investment income/(loss) to average net assets would have been 3.48% annualized for six months ended June 30, 2026 and 4.09%, 4.99%, 4.88%, 1.47% and (0.12)% for the years ended December 31, 2025, 2024, 2023, 2022 and 2021, respectively.

See accompanying notes to financial statements

Money Market Portfolio Financial Highlights

For a Participation Certificate (PC) Outstanding Throughout Each Period

	Six Months Ended 6/30/26 (Unaudited)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21
Net Asset Value, Beginning of period	$1.0002	$1.0001	$1.0003	$1.0001	$1.0000	$1.0001

Investment Operations:
Net investment income	0.0182	0.0424	0.0517	0.0504	0.0165	0.0001
Net Realized and Unrealized Gain (Loss) on Investments	(0.0003)	0.0001	(0.0002)	0.0002	0.0001	(0.0001)

Total From Investment Operations	0.0179	0.0425	0.0515	0.0506	0.0166	— (1)

Less Dividends and Distributions:
Dividends to PC holders from:
Net Investment Income	(0.0182)	(0.0424)	(0.0517)	(0.0504)	(0.0165)	(0.0001)

Total Dividends and Distributions	(0.0182)	(0.0424)	(0.0517)	(0.0504)	(0.0165)	(0.0001)

Net Asset Value, End of period	$0.9999	$1.0002	$1.0001	$1.0003	$1.0001	$1.0000

Total return*	1.80%	4.33%	5.27%	5.18%	1.67%	—%

Ratios/Supplemental Data:
Net assets at end of period (000)	$197,143	$190,553	$173,604	$154,661	$66,774	$58,081
Ratio of Net Expenses to Average Net Assets(2)	0.18%**	0.18%	0.17%	0.17%	0.17%	0.16%
Ratio of Net Investment Income to Average Net Assets(3)	3.66%**	4.23%	5.15%	5.01%	1.70%	0.01%

*	Not Annualized
**	Annualized.
(1)	Less than $0.0001 per share.
(2)

Without the waiver and/or reimbursement of a portion of advisory and administration fees (see Note 4), the ratio of total expenses to average net assets would have been 0.32% annualized for six months ended June 30, 2026 and 0.33%, 0.35%, 0.36%, 0.49% and 0.44% for the years ended December 31, 2025, 2024, 2023, 2022 and 2021, respectively.

(3)

Without the waiver and/or reimbursement of a portion of advisory and administration fees (see Note 4), the ratio of net investment income/(loss) to average net assets would have been 3.52% annualized for six months ended June 30, 2026 and 4.07%, 4.97%, 4.82%, 1.39% and (0.27)% for the years ended December 31, 2025, 2024, 2023, 2022 and 2021, respectively.

See accompanying notes to financial statements

Plan Investment Fund, Inc.

Notes to Financial Statements

(Unaudited)

June 30, 2026

Note 1. Organization

Plan Investment Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act’’), as an open-end management investment company and is organized as a Maryland Corporation governed by a Board of Directors (the “Board of Directors” or the “Board”). The Fund consists of two portfolios: the Government Portfolio and the Money Market Portfolio (each, a “Portfolio” and collectively, the “Portfolios”). Each Portfolio is a “diversified” series of the Fund, as that term is defined under the 1940 Act. The assets and liabilities of each Portfolio are segregated and a shareholder’s interest is limited to the Portfolio in which Participation Certificates (“PCs”) are held. BlackRock Advisors, LLC, a majority-owned indirect subsidiary of BlackRock, Inc., serves as the Portfolios’ investment advisor and service agent (“BALLC” or the “Investment Advisor”). The Board has designated the Investment Advisor as the valuation designee, pursuant to Rule 2a-5 under the 1940 Act, to make fair value determinations relating to the Money Market Portfolio’s holdings.

Government Portfolio — a government money market fund which seeks a high level of current income and stability of principal by investing in U.S. Government obligations and repurchase agreements relating to such obligations.

Money Market Portfolio — an institutional prime money market fund which seeks a high level of current income and stability of principal by investing in a broad range of U.S. dollar-denominated money market instruments, including U.S. Government obligations, repurchase agreements and U.S. and foreign bank obligations and commercial obligations.

The Fund’s prospectus provides a description of each Portfolio’s investment objective, principal investment strategies, and principal risks.

Note 2. Significant Accounting Policies

The Fund follows accounting and reporting guidance in accordance with the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies. The Fund’s financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The following is a summary of significant accounting policies followed by the Fund.

Portfolio Classification and Valuation: Rule 2a-7 under the 1940 Act effectively created three categories of money market funds: Government, Retail and Institutional. Rule 2a-7 provides that Government and Retail money market funds may seek to transact at a stable $1.00 net asset value (“NAV”) per share and use amortized cost to value their portfolio holdings, subject to certain conditions. Institutional money market funds are required to “float” their NAV per share by pricing their shares to four decimal places (e.g., $1.0000) and valuing their portfolio securities using fair value rather than amortized cost (except as noted below). In addition, the Money Market Portfolio has adopted policies and procedures for the imposition of liquidity fees under certain conditions.

The Government Portfolio operates as a Government money market fund and accordingly: (1) invests at least 99.5% of its total assets in: (i) cash; (ii) securities or instruments issued or guaranteed as to principal and interest by the United States or certain U.S. Government agencies or instrumentalities; and/or (iii) repurchase agreements that are collateralized fully by U.S. Government obligations or cash; and (2) uses amortized cost, which approximates fair value, to value its portfolio securities and seeks to transact at a stable $1.00 NAV per PC.

The Money Market Portfolio operates as an institutional money market fund and accordingly: (1) is limited to institutional investors; (2) utilizes market-based prices to value its portfolio holdings, except to the extent that market information is not readily available or deemed by the Investment Advisor to be unreliable in which case the portfolio holding is fair valued by the Investment Advisor, as valuation designee, pursuant to procedures approved by the Board; (3) transacts at a floating NAV per PC that uses four decimal place precision (e.g., $1.0000) (except that the Portfolio may use amortized cost to value short-term investments with remaining maturities of 60 days or less, subject to the Investment Advisor’s oversight); and (4) has adopted policies and procedures to impose liquidity fees of up to 2% of the value of the PC’s redeemed shares, subject to

Plan Investment Fund, Inc.

Notes to Financial Statements

(Unaudited)

June 30, 2026

(Continued)

the Board’s determination that a liquidity fee is in the best interests of the Portfolio. In addition, the Money Market Portfolio is required to impose mandatory liquidity fees, based on liquidity costs as determined by the Investment Advisor, on redemptions of PCs of the Money Market Portfolio that are made on a day in which the Portfolio’s total net redemptions exceed 5% of the Portfolio’s net assets. The Money Market Portfolio calculates its NAV once each business day at 3:00 p.m. Eastern time.

Investments in other open-end management investment companies, if held, are valued based on the NAV of the management investment companies (which are to be determined pursuant to procedures discussed in their prospectuses). If price quotes are unavailable or deemed unreliable, securities will be fair valued by the Investment Advisor, as valuation designee, in accordance with procedures approved by the Board.

Securities Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the trade date. Realized gains and losses on investments sold are recorded on the identified cost basis. Gains and losses on principal paydowns from mortgage-backed securities are recorded as interest income on the Statements of Operations. Interest income is recorded on an accrual basis. Market discounts and premiums on securities purchased are amortized on an effective yield basis over the estimated lives of the respective securities for the Portfolios.

Dividends and Distributions to Participation Certificate Holders: Dividends from net investment income of the Portfolios are declared daily and paid monthly. The Government Portfolio and the Money Market Portfolio intend, subject to the use of offsetting capital loss carryforwards, to distribute net realized short and long-term capital gains, if any, throughout each year. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications within the components of net assets.

Federal Income Taxes: No provision is made for federal income taxes as it is each Portfolio’s intention to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and to distribute substantially all of its net investment income to Participation Certificate holders, which will be sufficient to relieve each Portfolio from all, or substantially all, federal income and excise taxes.

The Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statement of Operations. As of June 30, 2026, the Fund did not have any interest or penalties associated with the underpayment of any income taxes.

Repurchase Agreements: Under a repurchase agreement, a counterparty sells a security to a Portfolio and agrees to repurchase the subject security at an agreed upon date and price. The repurchase price generally equals the price paid by the Portfolio plus interest negotiated on the basis of current short-term rates. Collateral for repurchase agreements may have longer maturities than the maximum permissible remaining maturity of Portfolio investments. The repurchase agreement is conditioned upon the collateral being deposited under the Federal Reserve book entry system or held in a separate account by the Fund’s custodian, sub-custodian or an authorized securities depository. For the Government Portfolio, collateral generally consists of U.S. Government and U.S. Government agency securities, and cash, and for the Money Market Portfolio, collateral generally consists of U.S. Government and U.S. Government agency securities and obligations of issuers in the financial services industry, and cash. The market value of repurchase agreement collateral must be maintained, on a daily basis, at an amount equal to at least 100% of the repurchase price of the securities subject to the repurchase agreement plus accrued interest. Upon an event of default under the terms of the Master Repurchase Agreement, both parties have the right to set-off. If the seller defaults or enters into an insolvency proceeding, liquidation of the collateral by the purchaser may be delayed or limited. As of June 30, 2026, the Government Portfolio and the Money Market Portfolio held repurchase agreements, which are included under “Repurchase Agreements, at amortized cost, which approximates fair value” in the Statements of Assets and Liabilities. The value of the related collateral that the Portfolios hold for each of their repurchase agreements is disclosed in the Schedules of Investments for each Portfolio and exceeded the value of the corresponding repurchase agreement at June 30, 2026.

Plan Investment Fund, Inc.

Notes to Financial Statements

(Unaudited)

June 30, 2026

(Continued)

Expenses: Expenses are recorded on an accrual basis. Each Portfolio pays the expenses that are directly related to its operations, such as investment advisory and servicing fees, custodian fees, and transfer agent fees. Expenses incurred by the Fund on behalf of each Portfolio, such as director expenses or legal fees, are allocated among each of the Portfolios either proportionately based upon the Portfolios’ relative net assets or using another reasonable basis such as equally across each Portfolio, depending on the nature of the expense.

Liquidity Fees: For the Money Market Portfolio, any liquidity fees imposed on the value of shares redeemed are retained by the Portfolio for the benefit of the Portfolio’s remaining shareholders and are recorded as paid-in-capital. No such liquidity fees were imposed with respect to either Portfolio during the six months ended June 30, 2026.

Management Estimates: The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities as of the date of the financial statements, and that affect the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Indemnification: In the normal course of business, the Fund may enter into contracts under which it has general indemnification obligations. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

Note 3. Fair Value Measurement

Fair Value Measurement: U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The inputs and valuation techniques used to measure fair value of the Portfolios’ investments are categorized into three levels as described in the hierarchy below:

• Level 1 –	quoted prices in active markets for identical securities

• Level 2 –	other significant observable inputs (including amortized cost, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Fixed-income securities held within the Money Market Portfolio are generally valued at fair value (Valuation Approach) using price evaluations provided by an independent pricing service approved by the Investment Advisor, as valuation designee (Level 2). Evaluated prices provided by a pricing service are commonly informed by actual trade data for identical or substantially similar investments and data and information from broker-dealers. Fixed-income securities held within the Government Portfolio are valued at amortized cost (Cost Approach), which approximates fair value, in accordance with Rule 2a-7 under the 1940 Act. Under the amortized cost valuation method, an investment is valued initially at its cost, and thereafter, a proportionate accretion of the discount or amortization of the premium is applied to the investment’s valuation each day until maturity. If the amount payable at maturity exceeds the initial cost (a “discount”), then the proportionate accretion is added to the investment’s valuation each day; if the initial cost exceeds the amount payable at maturity (a “premium”), then the proportionate amortization is subtracted from the investment’s valuation each day. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Plan Investment Fund, Inc.

Notes to Financial Statements

(Unaudited)

June 30, 2026

(Continued)

As of June 30, 2026, the hierarchical input levels of each Portfolio’s investment holdings, by type of security or financial instrument, is set forth in the table below.

	Total Fair Value at June 30, 2026	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Government Portfolio
U.S. Treasury Obligations	$346,869,536	$—	$346,869,536	$—
Agency Obligations	350,799,528	—	350,799,528	—
Repurchase Agreements	553,000,000	—	553,000,000	—

	$1,250,669,064	$—	$1,250,669,064	$—

	Total Fair Value at June 30, 2026	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Portfolio
U.S. Treasury Obligations	$6,965,734	$—	$6,965,734	$—
Bank Obligations	52,704,685	—	52,704,685	—
Corporate Debt	51,812,660	—	51,812,660	—
Non-U.S. Sub-Sovereign	996,345	—	996,345	—
Time Deposits	17,000,000	—	17,000,000	—
Variable Rate Demand Notes	696,000	—	696,000	—
Repurchase Agreements	66,500,000	—	66,500,000	—

	$196,675,424	$—	$196,675,424	$—

The fair value of investments may differ significantly from the values that would have been used had quoted prices in active markets for identical securities existed for such investments and may differ significantly from the values the Portfolios’ ultimately realize. Further, certain investments may be subject to legal and other restrictions on resale or otherwise may be less liquid than publicly and/or actively traded securities.

The fair value hierarchy levels assigned to a Portfolio’s investments are not necessarily an indication of the risk associated with investing in those securities.

Note 4. Transactions with Affiliates and Related Parties and Other Fee Arrangements

The Fund has entered into agreements for investment advisory and service agent, distribution, administrative, custodian and transfer agent services, and certain other management services, as follows:

BCS Financial Services Corporation (the “Administrator”), serves as the Fund’s Administrator with respect to the Fund’s overall operations and relations with holders of PCs. Certain officers or employees of the Administrator are also Officers of the Fund, however these Fund Officers serve without compensation from the Fund. As compensation for its services, each Portfolio pays the Administrator a fee, computed daily and paid monthly, at an annual rate not to exceed 0.05% of the average daily net assets of each of the Fund’s Portfolios.

Plan Investment Fund, Inc.

Notes to Financial Statements

(Unaudited)

June 30, 2026

(Continued)

BALLC serves as the Portfolios’ investment advisor and service agent. As servicing agent, BALLC maintains the financial accounts and records, and computes the NAV and net income for both Portfolios. BALLC subcontracts certain administrative services to BNY Mellon Investment Servicing (U.S.), Inc. (“BNY Mellon”). As compensation for its services, the Government Portfolio and the Money Market Portfolio each pay BALLC a fee, computed daily and paid monthly based upon the following annualized percentages of the average daily net assets of the Portfolio: 0.20% of the first $250 million, 0.15% of the next $250 million, 0.12% of the next $250 million, 0.10% of the next $250 million, and 0.08% of amounts in excess of $1 billion.

BALLC has contractually agreed to reduce the fees otherwise payable to it to the extent necessary to reduce the ordinary operating expenses of each Portfolio so that they do not exceed 0.30% of the Portfolio’s average daily net assets. In addition, (i) BALLC and the Administrator have contractually agreed to waive fees such that the Government Portfolio’s ordinary operating expenses do not exceed 0.10% of average daily net assets; (ii) the Administrator has agreed to waive one basis point of its contractual fees relating to the Money Market Portfolio and BALLC has contractually agreed to waive its fees such that the Money Market Portfolio’s annual ordinary operating expenses do not exceed 0.175% of the Portfolio’s average daily net assets up to $1 billion, 0.16% of the Portfolio’s average daily net assets between $1 billion and $2 billion, and 0.155% of the Portfolio’s average daily net assets in excess of $2 billion. BALLC and the Administrator cannot terminate such fee waivers prior to May 1, 2027 without the consent of the Board.

For the Government Portfolio and the Money Market Portfolio, the Administrator has further agreed that if for any day, after giving effect to all other fee waivers and all expenses, including without limitation, any extraordinary expenses, the “portfolio yield” would be less than 0.01%, the Administrator shall waive that portion of its fees for such day so that after giving effect to such waiver and the other fee waivers, the portfolio yield for such day would not be less than 0.01%. The Administrator has agreed that if after giving effect to such waivers and the other fee waivers, the portfolio yield for such day would be less than 0.01%, the Administrator shall waive all of its fees for such day. BALLC has further agreed that if for any day, after giving effect to the other fee waivers and all Administrator fee waivers, the portfolio yield would be less than 0.01%, BALLC shall waive that portion of its fees for such day so that after giving effect to such waiver, and all other fee waivers, the portfolio yield for such day would not be less than 0.01%. BALLC has agreed that, if after giving effect to such waiver, and all other fee waivers, the portfolio yield for such day would be less than 0.01%, BALLC shall waive all of its fees for such day. BALLC and the Administrator cannot terminate this portfolio yield fee waiver prior to May 1, 2027 without the consent of the Board. BALLC and the Administrator may not recoup any fees that were waived pursuant to these waiver agreements in any subsequent years.

BALLC and the Administrator have also entered into an agreement which guarantees BALLC a minimum annual fee. Neither the Fund nor the Portfolios are a party to, or financially responsible for, this minimum fee agreement.

As a result of the foregoing waivers, for the six months ended June 30, 2026, the Administrator waived $212,546 and $10,008 which the Administrator was otherwise entitled to as the fees for its services as Administrator for the Government Portfolio and the Money Market Portfolio, respectively. BALLC waived $520,370 and $136,195 of its investment advisory fees for the Government Portfolio and the Money Market Portfolio, respectively, for the six months ended June 30, 2026.

The Bank of New York Mellon (the “Custodian”) acts as custodian of the Fund’s assets and BNY Mellon acts as the Fund’s accounting agent, transfer agent and dividend disbursing agent. Both the Custodian and BNY Mellon are wholly–owned subsidiaries of The Bank of New York Mellon Corporation. The Custodian and BNY Mellon earn fees from the Portfolios for serving in these capacities.

Plan Investment Fund, Inc.

Notes to Financial Statements

(Unaudited)

June 30, 2026

(Continued)

Foreside Fund Services, LLC (the “Distributor”) is the Fund’s distributor. The Distributor is neither affiliated with the Administrator, BALLC, The Bank of New York Mellon Corporation nor their affiliated companies. The Fund does not have a distribution plan under Rule 12b-1 of the 1940 Act; accordingly, the Distributor receives no compensation from the Fund for its distribution services.

Pursuant to a Fund Chief Compliance Officer Agreement with the Fund, Foreside Fund Officer Services, LLC (“FFOS”), an affiliate of the Distributor, provides a Chief Compliance Officer to the Fund as well as compliance support functions. FFOS is paid a fee plus out of pocket expenses for the services provided, which is paid monthly in arrears by the Fund.

Pursuant to a Fund Chief Financial Officer/Treasurer Agreement with the Fund, Foreside Management Services, LLC (“FMS”), an affiliate of the Distributor and FFOS, provides a Treasurer and Principal Financial Officer services to the Fund. FMS is paid an annual fee plus out of pocket expenses for these services, which are paid by the Administrator.

Note 5. Tax Information

The Portfolios have followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Portfolios to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Portfolios have determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Portfolios’ tax returns are subject to examination by federal, state and local jurisdictions, where applicable, for the last three years.

The tax character of distributions paid by the Portfolios during the years ended December 31, 2025 and 2024 were as follows:

	Ordinary Income Dividend	Long-Term Capital Gains
Government Portfolio
2025	$68,516,145	$15,160
2024	92,209,038	—
Money Market Portfolio
2025	$7,724,575	$—
2024	8,297,319	—

As of December 31, 2025, the components of distributable earnings on a tax basis were as follows:

Portfolio	Undistributed Ordinary Income	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Other Temporary Differences	Total Distributable Earnings
Government Portfolio	$64,390	$—	$—	$—	$64,390
Money Market Portfolio	—	—	45,890	(2,846)	43,044

As of December 31, 2025, the Government Portfolio and Money Market Portfolio had no capital loss carryforwards.

Plan Investment Fund, Inc.

Notes to Financial Statements

(Unaudited)

June 30, 2026

(Continued)

As of June 30, 2026, the aggregate cost basis of securities held in the Government Portfolio was $1,250,669,064. As of June 30, 2026, the aggregate cost basis of securities held in the Money Market Portfolio was $196,701,999. For U.S. federal income tax purposes the Money Market Portfolio had net unrealized depreciation of $26,575, which consisted of aggregate gross unrealized appreciation of $11,876 and aggregate gross unrealized depreciation of $38,451.

Note 6. Principal Risks

Credit Risk — Credit risk is the risk that an issuer will be unable or unwilling to make timely principal and interest payments when due or otherwise honor their obligations. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of a Portfolio’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.

Floating Net Asset Value Risk (Money Market Portfolio Only) — The NAV of the Money Market Portfolio floats, fluctuating with changes in the values of the Portfolio’s securities, and as a result the Portfolio will not maintain a constant net asset value per share. The value of the Portfolio’s Participation Certificates will be calculated to four decimal places.

Income Risk — Each Portfolio’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security held by the Portfolio may fall when market interest rates rise, and that the value of a debt security held by the Portfolio may rise when market interest rates fall. Changing demand for debt securities relative to supply also impacts their value, generally decreasing their value when demand decreases and increasing their value when demand increases. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in market interest rates than the market price of shorter-term securities. Securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in market interest rates, the market value of such securities may vary during the period Participation Certificate holders own an interest in a Portfolio. Very low or negative market interest rates may magnify interest rate risk. During periods of very low or negative interest rates, the Portfolio may be unable to maintain positive returns or pay dividends. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, may result in heightened market volatility and may detract from the Portfolio’s ability to achieve its investment objective.

U.S. Treasury Obligations Risk — Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, the actual or threatened failure of the U.S. Government to pay its obligations will increase credit risk. In addition, due to fluctuations in market interest rates, the market value of such securities may vary during the period of your investment in a Portfolio. In addition, notwithstanding that U.S. Treasury obligations are backed by the full faith and credit of the United States, circumstances could arise that could prevent the timely payment of interest or principal, such as reaching the legislative “debt ceiling.” Such non-payment could result in losses to the Portfolio and substantial negative consequences for the U.S. economy and the global financial system.

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Portfolio invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, including supply and demand, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, countries, group of countries, regions, market, industry, group of industries, sectors or asset class. Local, regional or

Plan Investment Fund, Inc.

Notes to Financial Statements

(Unaudited)

June 30, 2026

(Continued)

global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, like pandemics or epidemics, tariffs, trade wars, inflation, recessions, or other events could cause significant global economic and market disruptions and have a significant negative impact on the Portfolio and its investments. The impact of such events may be more severe for the Portfolio because the Portfolio invests in short-term instruments. Selection risk is the risk that the securities selected by the Investment Advisor will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

Prepayment Risk (Money Market Portfolio Only) — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Portfolio may have to invest proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, a Portfolio’s reinvestment of the prepayment proceeds will generally be at lower rates of return than the return on the assets that were prepaid. Prepayment reduces the yield to maturity and the average life of the security.

Extension Risk (Money Market Portfolio Only) — When interest rates rise, certain obligations may be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.

Financial Services Industry Risk (Money Market Portfolio Only) — The Portfolio is susceptible to economic, business, political or other developments which generally affect the financial services industry, such as government regulation, interest rate volatility and the availability and cost of capital (including the availability and stability of deposits in the case of deposit-taking institutions), consolidation and general economic conditions. Financial services companies are also exposed to losses if borrowers and other counterparties experience financial problems and/or cannot repay their obligations.

Repurchase Agreement Risk — The Portfolios may enter into repurchase agreements. Under a repurchase agreement, the seller agrees to repurchase a security at a mutually agreed-upon time and price. If the seller in a repurchase agreement transaction defaults on its obligation under the agreement, a Portfolio may suffer delays and incur costs or lose money in exercising its rights under the agreement.

Stable Net Asset Value Risk (Government Portfolio Only) — The Portfolio may not be able to maintain a stable net asset value (“NAV”) of $1.00 per Participation Certificate at all times. If the Portfolio fails to maintain a stable NAV (or if there is a perceived threat of such a failure), the Portfolio, along with other money market funds, could be subject to increased redemption activity.

At times of (i) significant redemption activity by shareholders, including, for example, when a single investor or a few large investors make a significant redemption of Participation Certificates, (ii) insufficient levels of cash in the Portfolio to satisfy redemption activity and (iii) disruption in the normal operation of the markets in which the Portfolio buys and sells securities, the Portfolio could be forced to sell securities at unfavorable prices in order to generate sufficient cash to pay redeeming Participation Certificate holders. Sales of securities held by the Portfolio at such times could result in losses to the Portfolio and cause the NAV to fall below $1.00 per Participation Certificate.

Plan Investment Fund, Inc.

Notes to Financial Statements

(Unaudited)

June 30, 2026

(Concluded)

Variable and Floating Rate Investment Risk — Variable and floating rate securities provide for periodic adjustment in the interest rate paid on the securities. Securities with floating or variable interest rates can be less sensitive to interest rate changes than securities with fixed interest rates, but may decline in value if their coupon rates do not reset as high, or as quickly, as comparable market interest rates, and generally carry lower yields than fixed securities of the same maturity. These securities will not generally increase in value if interest rates decline. A decline in interest rates may result in a reduction in income received from variable and floating rate securities held by the Portfolio and may adversely affect the value of the Portfolio’s Participation Certificates. Benchmark interest rates may not accurately track market interest rates. Although floating rate securities are less sensitive to interest rate risk than fixed-rate securities, they are subject to credit risk and default risk, which could impair their value.

Note 7. Segment Reporting

The Portfolios have adopted FASB Accounting Standards Update 2023-07, Segment Reporting (“Topic 280”) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the Portfolios’ financial position or the results of their operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. Each Portfolio operates as a single segment entity. Each Portfolio’s income, expenses, assets, and performance are monitored and assessed by the Principal Executive Officer and Principal Financial Officer, who serve as the CODM, using the information presented in the financial statements and financial highlights. The CODM monitors the operating results as a whole, and each Portfolio’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Portfolios’ financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.

Note 8. Income Taxes

The Portfolios have adopted FASB Accounting Standards Update 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures (“ASU 2023-09”), which enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. Management has reviewed the impact of the new standard and concludes there is no impact to the Portfolios’ financial position or the results of its operations as of June 30, 2026; and therefore, no additional related disclosures were included in these financial statements.

Note 9. Subsequent Events

Management has evaluated the impact of all Portfolio-related events that occurred subsequent to June 30, 2026, through the date the financial statements were issued, and has determined that there were no subsequent events that require revision or disclosure in the financial statements.

Plan Investment Fund, Inc.

Other Disclosures

(Unaudited)

June 30, 2026

Form N-MFP: The Fund files a complete schedule of portfolio holdings with the SEC monthly on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. The Form N-MFP filings are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-MFP may also be obtained, upon request, by calling (800) 621-9215.

Government Portfolio and Money Market Portfolio Monthly Holdings: The Government Portfolio and the Money Market Portfolio each makes its portfolio holdings information publicly available by posting the information on the Fund’s website at www.pif.com.

Proxy Voting: Information on how proxies relating to the Fund’s voting securities (if any) were voted during the most recent 12-month period ended June 30 is available by the following August 31 (i) through the Fund’s website at PIF.com (ii) upon request, without charge, by calling (800) 621-9215 or (iii) on the SEC’s website at www.sec.gov.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable for the six-month period ended June 30, 2026.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable for the six-month period ended June 30, 2026.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

During the six-month period ended June 30, 2026, the Fund did not pay compensation to any Fund Directors or Officers. Pursuant to a Fund Chief Compliance Officer Agreement with the Fund, Foreside Fund Officer Services, LLC (“FFOS”), an affiliate of the Distributor, provides a Chief Compliance Officer to the Fund as well as compliance support functions. FFOS is paid a fee plus out of pocket expenses for the services provided, which is paid monthly in arrears by the Fund. For the six-month period ended June 30, 2026, FFOS was paid $29,167 pursuant to this agreement.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Background and Approval Process

BlackRock Advisors, LLC (the “Advisor”) serves as investment advisor to the Government Portfolio and the Money Market Portfolio (each a “Portfolio” and together, the “Portfolios”), each a series of Plan Investment Fund, Inc. (the “Fund”), pursuant to separate investment advisory agreements (each an “Advisory Agreement” and together, the “Advisory Agreements”) with the Fund. The Portfolios comprise all series of the Fund. The Advisory Agreements were initially approved by the Board of Directors (the “Board”) of the Fund at the inception of each Portfolio for two-year terms. The Advisory Agreements continue thereafter if approved annually by the Board and by a majority of the Board members who are not parties to the Advisory Agreements and who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of any such party (the “Independent Directors”) by a vote cast at an in-person meeting called for the purpose of voting on the Advisory Agreements. The Advisory Agreements for each Portfolio were most recently considered and approved for renewal by the Board and the Independent Directors at an in-person meeting held on March 26, 2026 (the “March Board meeting”).

As part of the annual contract review process, the Independent Directors, through their independent legal counsel, requested and received extensive materials, including information relating to (i) the nature, extent and quality of services provided by the Advisor under the Advisory Agreements, including, but not limited to, the Advisor’s investment processes, (ii) short-term and long-term performance of each Portfolio relative to a peer group of funds, (iii) the costs of the services provided and profits realized by the Advisor with respect to the management of each Portfolio, (iv) the extent to which the Advisor has in the past experienced or is likely in the future to experience economies of scale in connection with the management of each Portfolio, (v) the expense ratio of each Portfolio as compared with the expense ratios of a peer group of funds and (vi) any benefits to the Advisor or its affiliates from the Advisor’s relationship with the Portfolios. The Independent Directors, through their independent legal counsel, also submitted follow-up requests for information to the Advisor to which the Independent Directors received supplemental responses prior to the March Board meeting. The information provided by the Advisor in response to the Board’s requests, as well as information provided by BCS Financial Services Corporation (“BCS”), administrator to the Portfolios, supplemented a variety of written materials, reports and oral presentations received by the Board throughout the year, including information regarding Portfolio performance, expense ratios, portfolio composition and risk oversight, and regulatory compliance.

At the March Board meeting, representatives of the Advisor discussed certain requested information with the Board and responded to additional questions. The Board considered the specific factors set out in case law and identified by the U.S. Securities and Exchange Commission in evaluating the Advisory Agreements. The Board used its business judgment in considering these and other relevant factors, as summarized in more detail below, and concluded that the terms of each Advisory Agreement are fair and reasonable and that the continuation of each Advisory Agreement is in the best interests of the applicable Portfolio. In deciding to approve the renewal of each Advisory Agreement, the Board did not identify any single factor or group of factors as all important or controlling and considered all factors together. The Board did not allot a particular weight to any one factor or group of factors.

Nature, Extent and Quality of Services

As part of its decision-making process, the Board noted that the Advisor has managed the Portfolios since their inception, and the Board believes that a long-term relationship with a capable, conscientious investment advisor is in the best interests of each Portfolio. The Board also considered, generally, that Participation Certificate holders invest in a Portfolio specifically seeking the Advisor’s investment expertise and style. The Board also noted that when Participation Certificate holders invest in a Portfolio, the investors are informed of the Portfolio’s contractual advisory fee and that neither Portfolio’s contractual advisory fee has increased since the effectiveness of the Advisory Agreement for the Portfolio. In this connection, the Board considered, in particular, whether each Portfolio is managed in accordance with its investment objective and policies as disclosed to Participation Certificate holders in the Fund’s registration statement. The Board concluded that the Advisor’s management of each Portfolio is consistent with the Portfolio’s investment objective and policies.

With respect to the nature, extent and quality of services provided by the Advisor to the Portfolios, the Board considered the terms of the Advisory Agreements, including the scope of advisory services provided to the Portfolios. The Board reviewed information on the experience and qualifications of key personnel performing services for the Portfolios, as well as the organizational structure of the Advisor’s investment team. The Board also reviewed each Portfolio’s investment performance, as summarized below. The Board considered the depth and quality of the Advisor’s investment processes, the resources utilized to provide investment advisory services to the Portfolios and the overall financial stability of the organization.

Based on its review, the Board concluded that the nature, extent and quality of services provided (and expected to be provided) to each Portfolio under its Advisory Agreement were satisfactory.

Investment Performance

The Board noted that it reviews data on the short-term and long-term performance of the Portfolios in connection with each Board meeting. For the March Board meeting, the Board reviewed and considered information about the investment performance of each Portfolio through February 28, 2026, compared to a peer group of funds. The funds included within each Portfolio’s peer group of funds were compiled by BCS, independent of the Advisor, based on the similarity of the funds’ investment objectives and strategies to those of the Portfolio and the comparability of the funds’ asset size to that of the Portfolio, using publicly available data. The Board also reviewed and considered performance information for each Portfolio through December 31, 2025, compared to a category of peer funds which was provided by iMoneyNet. In reviewing this performance information, the Board made the following observations:

Government Portfolio

The Government Portfolio outperformed the median performance of its peer group of funds for the one-, three- and ten-year periods ended February 28, 2026 and was equal to the median performance of its peer group of funds for the five-year period ended February 28, 2026. The Government Portfolio outperformed the average of its peer category for the one-, three-, five- and ten-year periods ended December 31, 2025. The Board noted that the peer group of funds consisted of nine other institutional government money market funds and that the Government Portfolio had significantly less assets under management than each fund in the peer group.

Money Market Portfolio

The Money Market Portfolio’s performance was equal to the median performance of its peer group of funds for the one-year period ended February 28, 2026 and the Money Market Portfolio underperformed the median performance of its peer group of funds for the three-, five- and ten-year periods ended February 28, 2026. The Money Market Portfolio outperformed the average of its peer category of funds for the one-, three-, five- and ten-year periods ended December 31, 2025. The Board noted that the peer group of funds consisted of seven other institutional prime money market funds and that the Money Market Portfolio had significantly less assets under management than each fund in the peer group.

Based on its review, the Board concluded that the Advisor’s efforts and results with respect to the performance of each Portfolio were satisfactory.

Fees and Expenses

The Board reviewed each Portfolio’s gross advisory fee, advisory fee breakpoint schedule and expense data compared to the gross advisory fee, advisory fee breakpoint schedule and expense data of the same peer group of funds compiled by BCS, independent of the Advisor, that the Board used to review the Portfolio’s performance. The Board reviewed data showing how each Portfolio’s advisory fees and expense ratios compared to those of its peer group.

The Board considered that the gross advisory fee of the Government Portfolio was lower than the median gross advisory fee of its peer group of funds. The Board considered that the gross advisory fee of the Money Market Portfolio was higher than the median gross advisory fee of its peer group of funds.

The Board also reviewed information provided by the Advisor regarding the fee rates offered to other money market fund clients of the Advisor, including sub-advised portfolios. The Board considered that each Portfolio’s gross advisory fees were less than the fee rates applicable to the other money market fund clients for which the Advisor serves as investment advisor. The Board also considered that each Portfolio’s gross advisory fees were higher than the fee rates applicable to the other money market fund clients for which the Advisor serves as investment sub-advisor, and the Board took into account the nature and extent of the services that the Advisor provides to each Portfolio pursuant to the Advisory Agreements. The Board also considered the Advisor’s statement that the management fees of each Portfolio, after contractual fee waivers, are the same as or lower than those of similar accounts, with comparable services, managed by the Advisor. The Board concluded that the advisory fee for each Portfolio was fair and reasonable.

Profitability

The Board reviewed information concerning the estimated profitability to the Advisor of the Advisory Agreements, including information regarding the Advisor’s methodology for allocating expenses in connection with providing services under the Advisory Agreements. The Board considered that BCS and the Advisor have entered into an agreement whereby BCS (and not the Portfolios) provides compensation to the Advisor to the extent necessary to ensure that the Advisor, after accounting for fees waived by the Advisor, receives a minimum annual amount of compensation for services provided to the Portfolios. The Board recognized that individual fund or product line profitability of other advisors is generally not publicly available and that profitability may be affected by numerous factors, noting that, as a result, the comparability of profitability among advisory firms is limited. The Board noted that the Money Market Portfolio has significantly less assets under management than the Government Portfolio and that due to the contractual fee waivers the Advisor waived a substantial portion of its advisory fees with respect to the Money Market Portfolio and the Government Portfolio. The Board concluded that the estimated profitability of the Advisor with respect to the Advisory Agreements was not unreasonable.

Economies of Scale

The Board considered the extent to which economies of scale would be realized as the Portfolios grow and whether advisory fee levels reflect these economies of scale for the benefit of investors. The Board considered each Portfolio’s amount of assets under management and information regarding staffing and infrastructure of the Advisor. The Board took into account that the Advisor has agreed to extend existing fee waivers with respect to each Portfolio for an additional twelve months. The Board also noted that the advisory fee schedule for each Portfolio incorporates breakpoints and thus reflects economies of scale by offering lower effective advisory fees as the assets of the Portfolios increase. The Board concluded that each Portfolio’s fee schedule represents an appropriate sharing by the Advisor with the Portfolio of such economies of scale as may exist in the management of the Portfolio at various asset levels.

Other Benefits to the Advisor or Its Affiliates

The Board considered information regarding any indirect benefits to the Advisor or its affiliates from the Advisor’s relationship with the Portfolios. The Board noted the Advisor’s statement that its relationship with the Government Portfolio and the Money Market Portfolio may have raised the Advisor’s profile as an investment advisor in the broker-dealer community, which may enhance business opportunities for the Advisor. The Board also noted the Advisor’s statement that the Advisor may accrue scale-related benefits from the inclusion of the Portfolios in the Advisor’s total assets under management, including trading efficiencies resulting in reduced costs, increased liquidity and bid-offer spreads, operational efficiencies, greater buying power and flexibility, and improved trade execution. The Board considered these potential indirect benefits to the Advisor under the Advisory Agreements in reaching its conclusion that the advisory fee for each Portfolio was fair and reasonable.

Based on all of the information considered and the conclusions reached, including consideration of each of the factors referred to above, the Board, including all of the Independent Directors, concluded that the terms of each Advisory Agreement are fair and reasonable and the continuation of each Advisory Agreement is in the best interests of each Portfolio.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant, as the registrant is not a closed-end management investment company.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant, as the registrant is not a closed-end management investment company.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant, as the registrant is not a closed-end management investment company.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which Participation Certificate holders may recommend nominees to the registrant’s Board of Directors implemented after the registrant last provided disclosure in response to this Item.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended, (17 CFR 240.13a-15 (b) or 240.15d-15(b)).

(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by the report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the registrant, as the registrant is not a closed-end management investment company.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) Separate certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b)  Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PLAN INVESTMENT FUND, INC.

By:	/s/ Alexander D. Hudson

Name:	Alexander D. Hudson
Title:	President (Principal Executive Officer)
Date:	August 18, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Alexander D. Hudson

Name:	Alexander D. Hudson
Title:	President (Principal Executive Officer)
Date:	August 18, 2026

By:	/s/ James A. Gallo

Name:	James A. Gallo
Title:	Treasurer (Principal Financial Officer)
Date:	August 18, 2026

EXHIBIT INDEX

19(a)(3)	Separate certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

19(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.